Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 28,922	$ 14,587	$ 15,362	$ 14,549
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	8,174	1,427	1,157
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	6,828	5,407	6,362
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	12,221	6,362	6,452
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 1,699	1,391	1,391
Other intangible assets | Low
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | High
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 46,499	32,040	31,270
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,188	2,442	2,159
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	14,775	13,081	13,347
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	16,712	11,686	11,582
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	5,824	4,831	4,182
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(17,577)	(17,453)	(15,908)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(1,014)	(1,015)	(1,002)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(7,947)	(7,674)	(6,985)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(4,491)	(5,324)	(5,130)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,125)	$ (3,440)	$ (2,791)